Stockholders' equity - Share capital (Details) $ in Millions	Dec. 31, 2020 USD ($) shares
Stockholders' equity
Shares outstanding	5,129,910,954
Shares in treasury	154,563,828
Total issued shares	5,284,474,782
Share capital per class of shares (in millions) | $	$ 61,614
Shareholders with more than 5% of total capital
Stockholders' equity
Shares outstanding	1,940,863,859
Litela
Stockholders' equity
Shares outstanding	519,733,209
Capital World Investors
Stockholders' equity
Shares outstanding	298,099,389
Bradespar S.A.
Stockholders' equity
Shares outstanding	293,907,266
Mitsui & Co., Ltd
Stockholders' equity
Shares outstanding	286,347,055
Blackrock, Inc
Stockholders' equity
Shares outstanding	272,614,219
Capital Research Global Investors
Stockholders' equity
Shares outstanding	270,162,721
Non-Brazilian investors
Stockholders' equity
Shares outstanding	1,887,304,559
Brazilian Investors
Stockholders' equity
Shares outstanding	1,301,742,524
Golden shares
Stockholders' equity
Shares outstanding	12
Common share
Stockholders' equity
Shares outstanding	5,129,910,942
Shares in treasury	154,563,828
Total issued shares	5,284,474,770
Common share | Shareholders with more than 5% of total capital
Stockholders' equity
Shares outstanding	1,940,863,859
Common share | Litela
Stockholders' equity
Shares outstanding	519,733,209
Common share | Capital World Investors
Stockholders' equity
Shares outstanding	298,099,389
Common share | Bradespar S.A.
Stockholders' equity
Shares outstanding	293,907,266
Common share | Mitsui & Co., Ltd
Stockholders' equity
Shares outstanding	286,347,055
Common share | Blackrock, Inc
Stockholders' equity
Shares outstanding	272,614,219
Common share | Capital Research Global Investors
Stockholders' equity
Shares outstanding	270,162,721
Common share | Non-Brazilian investors
Stockholders' equity
Shares outstanding	1,887,304,559
Common share | Brazilian Investors
Stockholders' equity
Shares outstanding	1,301,742,524
Preferred share
Stockholders' equity
Shares outstanding	12
Total issued shares	12
Preferred share | Golden shares
Stockholders' equity
Shares outstanding	12